UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock          Baltimore, MD                  01/17/2003
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:
                                                 -------------

Form 13F Information Table Value Total:          $
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5            ITEM 6         ITEM 7           ITEM 8
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----
Abbott Labs             COM       002824100        681,000      17,025      X                                             17,025

Abbott Labs             COM       002824100          8,000         200                    X                                  200

Abbott Labs             COM       002824100      1,014,700      25,350      X                                             25,350

ADC Telecom             COM       000886101        137,522      65,800      X                                             65,800

Automatic Data          COM       053015103        368,950       9,400      X                                              9,400
Processing

Automatic Data          COM       053015103         17,663         450                    X                                  450
Processing

Automatic Data          COM       053015103        205,827       5,244      X                                              5,244
Processing

American Intl. Group    COM       026874107        211,442       3,655      X                                              3,655

American Intl. Group    COM       026874107         84,345       1,458                    X                                1,458

American Intl. Group    COM       026874107      1,230,065      21,263      X                                             21,263

AOL Time Warner         COM       00184A105        695,283      53,075      X                                             53,075

Apollo Group            COM       037604105        695,420      15,805      X                                             15,805

Avery Dennison Corp.    COM       053611109        363,426       5,950      X                                              5,950

Avery Dennison Corp.    COM       053611109         14,048         230                    X                                  230

Avery Dennison Corp.    COM       053611109         18,324         300      X                                                300

Avery Dennison Corp.    COM       053611109         13,132         215                    X                                  215

American Express Co.    COM       025816109      2,706,219      76,555      X                                             76,555

Bank of New York        COM       064057102      1,956,933      81,675      X                                             81,675

BP Amoco PLC            COM       055622104        230,648       5,674      X                                              5,674

Citigroup Inc.          COM       172967101        755,001      21,455      X                                             21,455
                                                ----------
COLUMN TOTALS:                                  11,407,248



Citigroup Inc.          COM       172967101         84,984       2,415                    X                                2,415

Citigroup Inc.          COM       172967101      1,099,512      31,245      X                                             31,245

Citigroup Inc.          COM       172967101         30,299         861                    X                                  861

Citigroup Inc.          COM       172967101         88,503       2,515      X                                              2,515

Cardinal Health Inc.    COM       14149Y108        221,963       3,750      X                                              3,750

Cardinal Health Inc.    COM       14149Y108         23,676         400                    X                                  400

Cardinal Health Inc.    COM       14149Y108        968,052      16,355      X                                             16,355

Cardinal Health Inc.    COM       14149Y108         39,953         675                    X                                  675

Cardinal Health Inc.    COM       14149Y108        942,601      15,925      X                                             15,925

Carnival Corp. C1 A     COM       143658102        369,884      14,825      X                                             14,825

Clear Channel Comm.     COM       184502102      1,567,634      42,039      X                                             42,039

Cendant Corp.           COM       151313103        985,005      93,989      X                                             93,989

Constellation Energy    COM       210371100        281,399      10,115      X                                            10,115
Group

Colgate Palmolive       COM       194162103        296,230       5,650      X                                              5,650

Conseco, Inc.           COM       208464107            621      15,918      X                                             15,918

Capital One Finl        COM       14040H105      1,072,892      36,100      X                                             36,100

Capital One Finl        COM       14040H105         59,440       2,000                    X                                2,000

Costco Wholesale        COM       22160K105         36,478       1,300                    X                                1,300

Costco Wholesale        COM       22160K105        441,244      15,725      X                                             15,725

Computer Sciences       COM       205363104        459,115      13,327      X                                             13,327
                                                ----------
COLUMN TOTALS:                                   9,069,483




Cisco Systems           COM       17275R102      2,298,788     175,480      X                                            175,480

Cisco Systems           COM       17275R102          5,895         450                    X                                  450

Cisco Systems           COM       17275R102      1,390,919     106,177      X                                            106,177

Cisco Systems           COM       17275R102         35,108       2,680                    X                                2,680

Cisco Systems           COM       17275R102      2,581,958     197,096      X                                            197,096

CVS Corp                COM       126650100        421,993      16,900      X                                             16,900

ChevronTexaco Corp      COM       166764100      1,266,643      19,053      X                                             19,053

DuPont E 1              COM       263534109        370,661       8,742      X                                              8,742

DuPont E 1              COM       263534109          8,480         200                    X                                  200

Walt Disney Co.         COM       254687106        435,738      26,716      X                                             26,716

Diamond Offshore        COM       25271C102        361,618      16,550      X                                             16,550

Darden Restaurants      COM       237194105      1,656,450      81,000      X                                             81,000

Duke Energy Corp.       COM       264399106        416,964      21,339      X                                             21,339

Equity Office
Properties Tr. REIT     COM       294741103        201,089       8,050      X                                              8,050

El Paso Corporation     COM       28336L109        230,480      33,115      X                                             33,115

First Data Corp.        COM       319963104        214,868       6,068      X                                              6,068

Flextronics Intl        COM       Y2573F102         36,036       4,400      X                                              4,400

Flextronics Intl        COM       Y2573F102         18,428       2,250                    X                                2,250

Flextronics Intl        COM       Y2573F102         47,093       5,750      X                                              5,750

General Electric        COM       369604103      3,036,031     124,683      X                                            124,683
                                                ----------
COLUMN TOTALS:                                  15,035,238




General Electric        COM       369604103         68,180       2,800                    X                                2,800

General Electric        COM       369604103      3,769,964     154,824      X                                            154,824

Health Care
Properties              COM       42191510         516,054      13,474      X                                             13,474

Harley Davidson         COM       412822108        349,965       7,575      X                                              7,575

Harley Davidson         COM       412822108         38,115         825                    X                                  825

Harley Davidson         COM       412822108         23,100         500      X                                                500

Harley Davidson         COM       412822108          5,775         125                    X                                  125

Harley Davidson         COM       412822108        140,910       3,050      X                                              3,050

Intl Business Machns    COM       459200101        218,938       2,825      X                                              2,825

Intl Business Machns    COM       459200101          7,750         100                    X                                  100

Intl Business Machns    COM       459200101          7,750         100      X                                                100

Intl Business Machns    COM       459200101         40,688         525                    X                                  525

Intl Business Machns    COM       459200101        356,500       4,600      X                                              4,600

Intel Corp.             COM       458140100      1,183,009      75,980      X                                             75,980

Johnson & Johnson       COM       478160104        505,304       9,408      X                                              9,408

Johnson & Johnson       COM       478160104         69,823       1,300                    X                                1,300

Kimberly Clark Corp.    COM       49436810         308,555       6,500      X                                              6,500

Coca Cola               COM       191216100        495,392      11,300      X                                             11,300

Liberty Media           COM       530718105        322,287      36,050      X                                             36,050
Corp A

Lear Corp.              COM       521865105        628,992      18,900      X                                             18,900
                                                ----------
COLUMN TOTALS:                                   9,057,050



Lowes Cos.              COM       548661107      2,895,788      77,221      X                                             77,221

Medtronic Inc.          COM       585055106        519,840      11,400      X                                             11,400

Medtronic Inc.          COM       585055106          6,840         150                    X                                  150

Medtronic Inc.          COM       585055106        200,640       4,400      X                                              4,400

Medtronic Inc.          COM       585055106         19,380         425                    X                                  425

Medtronic Inc.          COM       585055106         82,080       1,800      X                                              1,800

Medtronic Inc.          COM       585055106         50,616       1,110                    X                                1,110

Mercury Interactive     COM       589405109          4,151         140                    X                                  140

Mercury Interactive     COM       589405109        194,208       6,550      X                                              6,550

Mercury Interactive     COM       589405109         15,715         530                    X                                  530

Mercury Interactive     COM       589405109        349,870      11,800      X                                             11,800

Mercury Interactive     COM       589405109          4,151         140                    X                                  140

Mercury Interactive     COM       589405109        956,213      32,250      X                                             32,250

Philip Morris Cos.      COM       718154107      1,244,190      30,698      X                                             30,698

Motorola Inc.           COM       620076109        294,039      33,993      X                                             33,993

Merck & Co.             COM       589331107      1,716,189      30,316      X                                             30,316

Merck & Co.             COM       589331107          5,661         100                    X                                  100

Merck & Co.             COM       589331107          7,076         125      X                                                125

Microsoft Corp.         COM       594918104         15,510         300      X                                                300

Microsoft Corp.         COM       594918104         23,265         450                    X                                  450
                                                ----------
COLUMN TOTALS:                                   8,605,420



Microsoft Corp.         COM       594918104        570,251      11,030      X                                             11,030

Microsoft Corp.         COM       594918104          7,755         150                    X                                  150

Microsoft Corp.         COM       594918104         69,795       1,350      X                                              1,350

Microsoft Corp.         COM       594918104         21,973         425                    X                                  425

Microsoft Corp.         COM       594918104         12,925         250      X                                                250

Nokia Corp ADR          COM       654902204         68,200       4,400      X                                              4,400

Nokia Corp ADR          COM       654902204          4,960         320                    X                                  320

Nokia Corp ADR          COM       654902204         23,250       1,500      X                                              1,500

Nokia Corp ADR          COM       654902204          4,960         320                    X                                  320

Nokia Corp ADR          COM       654902204         60,450       3,900      X                                              3,900

Nokia Corp ADR          COM       654902204         19,840       1,280                    X                                1,280

Nokia Corp ADR          COM       654902204          6,200         400      X                                                400

Nextel Communication    COM       65332V103        182,490      15,800      X                                             15,800

Oracle Systems          COM       68389X105        258,984      23,980      X                                             23,980

Pepsico                 COM       713448108         84,440       2,000      X                                              2,000

Pepsico                 COM       713448108         92,673       2,195                    X                                2,195

Pepsico                 COM       713448108         12,666         300      X                                                300

Pepsico                 COM       713448108          9,711         230                    X                                  230

Pepsico                 COM       713448108      1,781,895      42,205      X                                             42,205

TVA 6.75%, 6/1/28       PREF      880591300        322,561      12,090      X                                             12,090
Ser D Pfd P 6/03
                                                ----------
COLUMN TOTALS:                                   3,615,978



Pfizer Inc.             COM       71708110       1,749,124      57,217      X                                             57,217

Pfizer Inc.             COM       71708110           3,057         100                    X                                  100

Pfizer Inc.             COM       71708110           8,407         275      X                                                275

Pfizer Inc.             COM       71708110          29,959         980                    X                                  980

Pfizer Inc.             COM       71708110          21,399         700      X                                                700

Proctor & Gamble        COM       742718109        342,557       3,986      X                                              3,986

Ing Prime Rate Trust    COM       44977W106         65,880      10,800      X                                             10,800

Raytheon Co             COM       755111507        598,088      19,450      X                                             19,450

SBC Communications      COM       78387G103        256,867       9,475      X                                              9,475

Schlumberger Ltd.       COM       806857108      1,097,539      26,076      X                                             26,076

Schering-Plough Corp.   COM       806605101        809,368      36,458      X                                             36,458

Staples Inc.            COM       855030102      2,141,228     117,007      X                                            117,007

Liberty Intermed
Bond Fund               COM       858420300        143,162      16,250      X                                             16,250

Service Master Co.      COM       81760N109        295,526      26,624      X                                             26,624

Teva Pharm Inds ADR     COM       881624209      3,129,109      81,044      X                                             81,044

Thermo Electron Corp.   COM       883556102        218,684      10,869      X                                             10,869

TOTAL FINA ELF S.A.     COM       89151E109        421,850       5,900      X                                              5,900

T. Rowe Price
Tax-Free Income Fund    COM       779576107        126,361      12,611      X                                             12,611

Tyco International      COM       902124106         10,504         615                    X                                  615

Tyco International      COM       902124106         29,036       1,700      X                                              1,700
                                                ----------
COLUMN TOTALS:                                  11,497,703



Tyco International      COM       902124106         14,091         825                    X                                  825

Tyco International      COM       902124106         23,058       1,350      X                                              1,350

Tyco International      COM       902124106          3,672         215                    X                                  215

Tyco International      COM       902124106        979,897      57,371      X                                             57,371

Viacom Inc. Cl B        COM       925524308        269,872       6,621      X                                              6,621

Viacom Inc. Cl B        COM       925524308         48,912       1,200                    X                                1,200

Viacom Inc. Cl B        COM       925524308          8,152         200      X                                                200

Viacom Inc. Cl B        COM       925524308          8,152         200                    X                                  200

Viacom Inc. Cl B        COM       925524308      1,963,409      48,170      X                                             48,170

Verizon Comm            COM       92343V104        275,629       7,113      X                                              7,113

Verizon Comm            COM       92343V104         19,375         500                    X                                  500

Verizon Comm            COM       92343V104        193,324       4,989      X                                              4,989

Wachovia Corp. New      COM       929903102        375,951      10,317      X                                             10,317

Wells Fargo & Co.       COM       949746101         65,618       1,400      X                                              1,400

Wells Fargo & Co.       COM       949746101         24,607         525                    X                                  525

Wells Fargo & Co.       COM       949746101        337,464       7,200      X                                              7,200

Wells Fargo & Co.       COM       949746101         17,576         375                    X                                  375

Wells Fargo & Co.       COM       949746101          7,031         150      X                                                150

Waste Management Inc.   COM       94106L109          6,876         300      X                                                300

Waste Management Inc.   COM       94106L109         29,796       1,300                    X                                1,300
                                                ----------
COLUMN TOTALS:                                   4,672,462



Waste Management Inc.   COM       94106L109        126,060       5,500      X                                              5,500

Waste Management Inc.   COM       94106L109         17,190         750                    X                                  750

Waste Management Inc.   COM       94106L109         11,460         500      X                                                500

Waste Management Inc.   COM       94106L109          6,876         300                    X                                  300

Waste Management Inc.   COM       94106L109        190,236       8,300      X                                              8,300

Wal-Mart                COM       931142103      3,916,293      77,535      X                                             77,535

Exxon Mobil Corp.       COM       30231G102      1,134,048      32,457      X                                             32,457

Exxon Mobil Corp.       COM       30231G102          3,494         100                    X                                  100

Exxon Mobil Corp.       COM       30231G102         18,448         528      X                                                528

Exxon Mobil Corp.       COM       30231G102          3,494         100                    X                                  100

Exxon Mobil Corp.       COM       30231G102        810,748      23,204      X                                             23,204
                                                ----------
COLUMN TOTALS:                                   6,238,347

GRAND TOTAL:                                    79,198,929
                                                ==========

